Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

The Group evaluated all events and transactions that occurred after June 30, 2025 up through the date the Group issued the consolidated financial statements. Except for the events described below, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.

On July 11, 2025, the Group has entered into a Securities Purchase Agreement (“SPA”) with certain entities named therein (each an “Investor,” and collectively, the “Investors”), pursuant to which the Investors agreed to subscribe, and the Group agreed to issue and sell an aggregate of 15,000,000 Class A ordinary shares, each with a par value of US$0.000625, (“PIPE Shares”) through a private investment in public equity (“PIPE”), at a price of US$0.33 per Class A Ordinary Share. Concurrently with the signing of the SPA, the Group also entered into a Registration Rights Agreement (“RRA”) with the Investors, pursuant to which the Group agrees to provide certain registration rights with respect to the PIPE Shares. The closing of the PIPE is subject to the satisfaction of certain customary closing conditions as stipulated in the SPA.

On September 8, 2025, the Group has been unanimously approved a consolidation of all issued and unissued ordinary shares at a ratio of ten (10) shares to one (1) share of the same class (the “Share Consolidation”) and the Share Consolidation was effective. The Share Consolidation applied to both Class A and Class B ordinary shares, with the par value per share increasing from US$0.000625 to US$0.00625 following the consolidation. The Share Consolidation reduced the number of outstanding ordinary shares of the Group from 21,615,000 to approximately 2,161,500. No fractional shares were issued in connection with the Share Consolidation. Instead, the Group issued one full post-Share Consolidation ordinary share to any shareholder at a participant level who would have been entitled to receive a fractional share as a result of the process. The Group issued an aggregate of 15 full post-Share Consolidation ordinary shares pursuant to this arrangement.

On September 12, 2025, the Company entered into a certain amendment (the “Amendment”) to the Purchase Agreement in accordance with the terms of the Purchase Agreement. Pursuant to the Amendment, the Group and the Investor agreed to amend and restate that (i) the par value of the Group’s ordinary shares is revised to $0.00625, resulting from the Group’s 1-for-10 Share Consolidation; (ii) the purchase price is revised to $0.2178 per share (equivalent to $2.178 after the Share Consolidation), being 60% of the listed closing price of the Group’s ordinary shares on September 5, 2025.